Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit		(2.49%)	(3.72%)
Change in fair value of warrant liabilities		(35.05%)	(36.42%)
Change in valuation allowance		13.50%	29.14%
Change in fair value of forward purchase units		3.04%	(1.06%)
Income tax provision	(3.03%)	0.00%	8.95%